Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	$ (11,265)	$ (6,097)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	547	303
Share based compensation	2,967	111
Loss on revaluation of warrant liability	2,344
Loss on revaluation of contingent liability	19
Change in severance liability	(2)	(21)
Change in inventory	(246)	(64)
Change in trade receivables	(174)	367
Change in other account receivables	1,005	(2,211)
Accrued interest on loans and leases	(10)	1
Loss from sale of property, plant and equipment		16
Change in accounts payable	468	(151)
Changes in deferred revenues	(1,373)	1,236
Change in other accounts payable	(116)	45
Cash flow from operating activities	(5,836)	(6,465)
Cash flows from investing activities
Restricted deposits	8	(14)
Newly consolidated subsidiary (see Appendix B)		(879)
Purchase of property, plant and equipment	(157)	(209)
Cash flow used in investing activities	(149)	(1,102)
Cash flows from financing activities
Issuance of shares and warrants, net	9,188
Exercise of options		20
Exercise of warrants	99	1,277
Lease payments	(172)	(47)
Repayment of loans	(394)	(282)
Proceeds from receipt of loans	94	429
Cash flows from financing activities	8,815	1,398
Increase (decrease) in cash and cash equivalents	2,830	(6,169)
Effect of changes in foreign exchange rates	225	(639)
Cash and cash equivalents at beginning of period	2,616	8,470
Cash and cash equivalents at end of period	5,671	1,662
Interest paid during the period	57	6
APPENDIX A: NON-CASH ACTIVITIES
Issuance of shares in respect of Isramat deal		2,089
Issuance of the Company’s ordinary shares		2,089
Working capital other than cash and cash equivalents		(878)
Liability for severance pay fund, net		35
Provision for vacation leave		49
Property, plant and equipment		(636)
Goodwill		(1,538)
Total cash and cash equivalents paid		$ (879)